INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME AND MINING TAXES	INCOME AND MINING TAXES
The Company’s Income and mining tax benefit (expense) consisted of:

	Year Ended December 31,
	2022	2021	2020
Current:
United States	$(47)	$(71)	$(35)
Foreign	(686)	(1,136)	(891)
	(733)	(1,207)	(926)
Deferred:
United States	236	5	72
Foreign	42	104	150
	278	109	222
Income and mining tax benefit (expense)	$(455)	$(1,098)	$(704)
The Company’s Income (loss) before income and mining tax and other items consisted of:

	Year Ended December 31,
	2022	2021	2020
United States	$(566)	$247	$631
Foreign	515	861	2,512
Income (loss) before income and mining tax and other items	$(51)	$1,108	$3,143
The Company’s Income and mining tax benefit (expense) differed from the amounts computed by applying the United States statutory corporate income tax rate for the following reasons:

	Years Ended December 31,
	2022		2021		2020
Income (loss) before income and mining tax and other items		$(51)		$1,108		$3,143

U.S. Federal statutory tax rate	21%	$11	21%	$(233)	21%	$(660)
Reconciling items:
Percentage depletion	90	46	(7)	71	(2)	77
Change in valuation allowance on deferred tax assets	(569)	(290)	38	(419)	6	(186)
Rate differential for foreign earnings indefinitely reinvested	(151)	(77)	10	(108)	8	(268)
Mining and other taxes (net of associated federal benefit)	(231)	(118)	15	(173)	5	(151)
Uncertain tax positions (1)	261	133	9	(99)	(1)	21
Goodwill write-downs	(482)	(246)	—	—	—	—
Expiration of U.S. capital losses and foreign tax credits	(61)	(31)	14	(152)	—	—
Transactions	100	51	—	5	(11)	353
Other (2)	130	66	(1)	10	(4)	110
Income and mining tax benefit (expense)	(892)%	$(455)	99%	$(1,098)	22%	$(704)
____________________________
(1)Includes net tax benefit of $125, primarily consisting of a reduction in the related uncertain tax position of $95 and a valuation release of $29 for the full settlement with the Mexican Tax Authority entered into during the second quarter of 2022.
(2)Primarily consists of the impact of foreign exchange and earnings, the U.S. tax effect of minority interest attributable to non-U.S. investees, and the impact of return to provision adjustments.
Factors that Significantly Impact Effective Tax Rate (Other than Factors Described Separately Below)
Percentage depletion allowances (tax deductions for depletion that may exceed the tax basis in the mineral reserves) are available to the Company under the income tax laws of the United States for operations conducted in the United States or through branches and partnerships owned by U.S. subsidiaries included in the consolidated United States income tax return. These deductions are highly sensitive to the price of gold and other metals produced by the Company.
The Company operates in various jurisdictions around the world that have statutory tax rates that are significantly different than those of the U.S. These differences combine to move the overall effective tax rate higher than the U.S. statutory rate.
Mining taxes in Nevada, Mexico, Canada, Peru and Australia represent state and provincial taxes levied on mining operations and are classified as income taxes as such taxes are based on a percentage of mining profits.
In the U.S., capital losses may be carried forward five years to offset capital gains. Capital loss carryforwards of $0, $152, and $0, expired in 2022, 2021 and 2020, respectively. The Company carries a full valuation allowance on U.S. capital losses.
Components of the Company's deferred income tax assets (liabilities) are as follows:

	At December 31,
	2022	2021
Deferred income tax assets:
Property, plant and mine development	$887	$928
Inventory	94	87
Reclamation and remediation	1,702	1,500
Net operating losses, capital losses and tax credits	1,978	1,908
Investment in partnerships and subsidiaries	—	26
Employee-related benefits	75	146
Derivative instruments and unrealized loss on investments	54	74
Foreign Exchange and Financing Obligations	67	62
Silver Streaming Agreement	246	311
Other	202	124
	5,305	5,166
Valuation allowances	(3,994)	(3,791)
	$1,311	$1,375
Deferred income tax liabilities:
Property, plant and mine development	$(2,176)	$(2,409)
Inventory	(62)	(58)
Investment in partnerships and subsidiaries	(615)	(730)
Other	(94)	(53)
	(2,947)	(3,250)
Net deferred income tax assets (liabilities)	$(1,636)	$(1,875)
These amounts reflect the classification and presentation that is reported for each tax jurisdiction in which the Company operates.
Valuation of Deferred Tax Assets
The Company assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the recent pretax losses and/or expectations of future pretax losses. Such objective evidence limits the ability to consider other subjective evidence such as our projections for future growth. On the basis of this evaluation, a new valuation allowance has been recorded in Argentina. However, the amount of the deferred tax asset considered realizable could be adjusted if estimates of future taxable income during the carryforward period are increased, if objective negative evidence in the form of cumulative losses is no longer present or if additional weight were given to subjective evidence such as our projections for growth.
During 2022, the Company recorded an increase to the valuation allowance of $261 to tax expense, primarily driven by an addition in the U.S. relating to capital loss utilization, an increase in the Yanacocha reclamation obligation in Peru, and a new valuation allowance established in Argentina. This was partially offset by a release for expiration of foreign tax credit carryforwards. There were additional valuation allowance decreases related to other components of the financial statements of $58.
Refer to Note 2 for additional risk factors that could impact the Company’s ability to realize the deferred tax assets.
Tax Loss Carryforwards, Foreign Tax Credits, and Canadian Tax Credits
At December 31, 2022 and 2021, the Company had (i) $1,963 and $2,020 of net operating loss carry forwards, respectively; and (ii) $615 and $669 of tax credit carry forwards, respectively. At December 31, 2022 and 2021, $649 and $586, respectively, of net operating loss carry forwards are attributable to the U.S., Australia and France for which current tax law provides no expiration period. The net operating loss carry forward in Canada of $888 will expire by 2042. The net operating loss carryforward in Mexico of $160 will expire in 2032. The net operating loss carry forward in other countries is $266.
Tax credit carry forwards for 2022 and 2021 of $463 and $510, respectively, consist of foreign tax credits available in the United States; substantially all such credits not utilized will expire at the end of 2029. Canadian tax credits for 2022 and 2021 of $152 and $159, respectively, consist of investment tax credits and minimum mining tax credits. Canadian investment tax credits of $78 will substantially expire by 2036, mining tax credits of $9 will expire by 2042, and the other Canadian tax credits of $64 do not expire.
Company’s Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, exclusive of interest and penalties, is as follows:

	2022	2021	2020
Total amount of gross unrecognized tax benefits at beginning of year	$245	$237	$326
Additions (reductions) for tax positions of prior years	(1)	36	(33)
Additions for tax positions of current year	—	—	4
Reductions due to settlements with taxing authorities	(53)	(26)	(58)
Reductions due to lapse of statute of limitations	(1)	(2)	(2)
Total amount of gross unrecognized tax benefits at end of year	$190	$245	$237
At December 31, 2022, 2021 and 2020, $219, $335 and $369, respectively, represent the amount of unrecognized tax benefits, inclusive of interest and penalties that, if recognized, would impact the Company’s effective income tax rate.
The Company operates in numerous countries around the world and is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with the local government, and others are defined by the general corporate income tax laws of the country. The Company has historically filed, and continues to file, all required income tax returns and paid the taxes reasonably determined to be due. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the Company is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain rules to the Company’s business conducted within the country involved.
The Australian Taxation Office (“ATO”) is conducting a limited review of the Company’s prior year tax returns. The ATO is reviewing an internal reorganization executed in 2011 when Newmont completed a restructure of the shareholding in the Company’s Australian subsidiaries. To date, the Company has responded to inquiries from the ATO and provided them with supporting documentation for the transaction and the Company’s associated tax positions. One aspect of the ATO review relates to an Australian capital gains tax that applies to sales or transfers of stock in certain types of entities. In the fourth quarter of 2017, the ATO notified the Company that it believes the 2011 reorganization is subject to capital gains tax of approximately $85 (including interest and penalties). The Company disputes this conclusion and intends to vigorously defend its position that the transaction is not subject to this tax. In the fourth quarter of 2017, the Company made a $24 payment to the ATO and lodged an Appeal with the Australian Federal Court to preserve its right to contest the ATO conclusions on this matter. The Company and the ATO continue to provide support to the Court for their respective positions and during the fourth quarter of 2022 the Court agreed that the Company has until 30 June 2023 to submit its final evidence. A provisional Court date has been set for the third quarter of 2024.
In the third quarter of 2022, the Administración Federal de Ingresos Públicos ("AFIP") in Argentina notified the Company that it completed the 2016 transfer pricing review. The AFIP has questioned the Company’s treatment of intercompany loans and believes they should be akin to capital contributions. These intercompany loans are still in place. The Company disputes this position and continues to believe that the financing meets the qualifications of bona fide debt and intends to vigorously defend this position. To date, no final audit report or assessment has been provided by the AFIP. The matter will be closely monitored and evaluated as more information becomes available.
The Company and/or subsidiaries file income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. Federal, state and local, and non-U.S. income tax examinations by tax authorities for years before 2016. As a result of (i) statute of limitations that will begin to expire within the next 12 months in various jurisdictions, and (ii) possible settlements of audit-related issues with taxing authorities in various jurisdictions, the Company believes that it is reasonably possible that the total amount of its unrecognized income tax liability will decrease between $60 and $100 in the next 12 months.
The Company’s practice is to recognize interest and/or penalties related to unrecognized tax benefits as part of Income and mining tax benefit (expense). At December 31, 2022 and 2021, the total amount of accrued income-tax-related interest and penalties included in the Consolidated Balance Sheets was $77 and $138, respectively. During 2022, 2021, and 2020 the Company released $61, $8 and $20 of interest and penalties, respectively, through the Consolidated Statements of Operations.
Other
No additional income taxes have been provided for any remaining undistributed foreign earnings not subject to the transition tax, or any additional outside basis difference inherent in these entities, as these amounts continue to be indefinitely reinvested in foreign operations.